Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property and equipment comprised
	June 30,	December 31,
	2013	2012
Machinery and equipment	$325,871	$325,419
Funiture and fixtures	114,762	113,074

	440,633	438,493
Less accumulated depreciation	(332,978)	(304,824)

Property and equipment, net	$107,655	$133,669